Loans and Borrowings - Changes in the Carrying Value of Current and Non-current Loans and Borrowings (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Financial instruments [Abstract]
Beginning balance	$ 0	$ 45,734
Acquired through business combination	39,697
Drawings	7,242	14,544
Interest accretion	343	23
Principal repayments	(1,548)	(3,042)
Ending balance	45,734	57,259
Current portion		(52,361)
Long-term portion	$ 36,163	$ 4,898